SHARE-BASED COMPENSATION - Option awards to new incentive recipients (Details)	12 Months Ended
Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	5,890,059
Employee share options | Employees | Vesting on each calendar month through 12th month
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	38,602
Vesting percentage	8.33%
Employee share options | Employees | Vesting on each calendar month through 48th month
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	883,673
Vesting percentage	2.08%
Employee share options | Employees | Options vesting on first, second, third and fourth anniversaries of vesting
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	4,967,784
Vesting percentage	25.00%